Receivables - Summary of Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (28,542)		$ (29,669)
Total	271,393	$ 210,198	221,223
Services [Member] | Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	292,634		234,724
Services [Member] | Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	0		11,025
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	$ 7,301		$ 5,143